LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.13%
Aerospace & Defense–2.08%
BAE Systems	605,514	$ 4,586,196
General Dynamics	31,774	6,228,657
HEICO	7,825	1,031,883
		11,846,736
Airlines–1.33%
†Southwest Airlines	146,902	7,555,170
		7,555,170
Auto Components–1.71%
†Aptiv	13,302	1,981,599
BorgWarner	131,337	5,675,072
Bridgestone	43,700	2,067,499
		9,724,170
Automobiles–0.71%
†Honda Motor ADR	131,615	4,036,632
		4,036,632
Banks–3.95%
Commerce Bancshares	11,019	767,804
Eastern Bankshares	24,554	498,446
First Hawaiian	116,797	3,427,992
M&T Bank	32,762	4,892,677
Prosperity Bancshares	43,736	3,110,942
Truist Financial	125,096	7,336,880
Westamerica Bancorporation	43,730	2,460,250
		22,494,991
Beverages–0.13%
†Celsius Holdings	8,181	737,026
		737,026
Biotechnology–0.77%
†Alnylam Pharmaceuticals	7,311	1,380,390
†Horizon Therapeutics	14,035	1,537,394
†Natera	8,372	932,975
†Turning Point Therapeutics	8,002	531,573
		4,382,332
Building Products–0.65%
Johnson Controls International	2,730	185,859
Trane Technologies	11,039	1,905,883
Zurn Water Solution	24,907	1,601,271
		3,693,013
Capital Markets–6.31%
Ameriprise Financial	16,371	4,323,908
Bank of New York Mellon	205,283	10,641,871
LPL Financial Holdings	15,685	2,458,781
MarketAxess Holdings	2,108	886,814
MSCI	3,652	2,221,658
Northern Trust	85,304	9,196,624
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	26,901	$ 2,279,053
T. Rowe Price Group	20,099	3,953,473
		35,962,182
Chemicals–0.96%
Albemarle	3,684	806,685
†Axalta Coating Systems	121,990	3,560,888
Element Solutions	51,091	1,107,653
		5,475,226
Commercial Services & Supplies–0.57%
Republic Services	27,223	3,268,393
		3,268,393
Communications Equipment–2.11%
†Arista Networks	5,996	2,060,466
†F5 Networks	35,850	7,126,263
Juniper Networks	102,212	2,812,874
		11,999,603
Containers & Packaging–2.80%
Amcor	147,223	1,706,315
Avery Dennison	10,413	2,157,678
Ball	11,862	1,067,224
Packaging Corp. of America	24,730	3,398,891
Sonoco Products	128,224	7,639,586
		15,969,694
Electric Utilities–3.39%
Edison International	131,257	7,280,826
Evergy	36,028	2,240,942
Eversource Energy	31,285	2,557,861
Pinnacle West Capital	85,669	6,199,009
Xcel Energy	16,660	1,041,250
		19,319,888
Electrical Equipment–3.81%
AMETEK	13,914	1,725,475
Emerson Electric	75,248	7,088,362
†Generac Holdings	2,441	997,563
Hubbell	17,657	3,190,090
nVent Electric	233,788	7,558,366
†Plug Power	10,691	273,048
Rockwell Automation	3,063	900,645
		21,733,549
Electronic Equipment, Instruments & Components–0.96%
Cognex	22,987	1,844,017
†Keysight Technologies	15,754	2,588,225
TE Connectivity	7,391	1,014,193
		5,446,435
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.73%
Baker Hughes	168,638	$ 4,170,418
		4,170,418
Entertainment–0.64%
†Live Nation Entertainment	9,404	856,987
†ROBLOX Class A	3,982	300,840
†Roku	5,152	1,614,379
†Zynga Class A	116,591	877,930
		3,650,136
Equity Real Estate Investment Trusts–4.13%
Equinix	4,124	3,258,496
Essex Property Trust	12,057	3,855,105
Healthcare Trust of America Class A	168,026	4,983,651
Healthpeak Properties	166,632	5,578,840
MGM Growth Properties Class A	103,116	3,949,343
Regency Centers	9,401	632,969
Weyerhaeuser	36,839	1,310,363
		23,568,767
Food & Staples Retailing–1.68%
Koninklijke Ahold Delhaize	208,463	6,941,428
Sysco	33,785	2,652,123
		9,593,551
Food Products–3.53%
Conagra Brands	237,277	8,036,572
General Mills	47,894	2,865,019
JM Smucker	26,708	3,205,761
Kellogg	45,766	2,925,363
Orkla	337,395	3,096,677
		20,129,392
Gas Utilities–1.03%
Atmos Energy	34,846	3,073,417
Spire	45,535	2,785,831
		5,859,248
Health Care Equipment & Supplies–5.39%
†Align Technology	1,986	1,321,544
Baxter International	2,638	212,174
Becton Dickinson & Co.	17,418	4,281,693
†DexCom	3,868	2,115,255
†Envista Holdings	64,879	2,712,591
†IDEXX Laboratories	3,857	2,398,668
Koninklijke Philips	73,262	3,255,763
Teleflex	3,237	1,218,893
Zimmer Biomet Holdings	90,184	13,199,330
		30,715,911
Health Care Providers & Services–6.64%
†Amedisys	4,939	736,405
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cardinal Health	125,716	$ 6,217,913
†Centene	46,514	2,898,287
Encompass Health	7,998	600,170
†Henry Schein	88,892	6,770,015
McKesson	28,917	5,765,471
Quest Diagnostics	48,339	7,024,140
†R1 RCM	24,460	538,365
Universal Health Services Class B	52,697	7,291,684
		37,842,450
Health Care Technology–1.71%
Cerner	108,632	7,660,729
†Veeva Systems Class A	7,224	2,081,740
		9,742,469
Hotels, Restaurants & Leisure–1.77%
†Chipotle Mexican Grill	954	1,733,914
Cracker Barrel Old Country Store	15,384	2,151,298
†Hilton Worldwide Holdings	14,302	1,889,437
†Sodexo	49,156	4,296,020
		10,070,669
Household Products–0.73%
Kimberly-Clark	31,325	4,148,683
		4,148,683
Insurance–5.07%
Aflac	129,250	6,737,803
Allstate	30,411	3,871,624
Arthur J. Gallagher	11,053	1,643,028
Chubb	57,273	9,935,720
Reinsurance Group of America	60,234	6,701,635
		28,889,810
Interactive Media & Services–0.55%
†Match Group	12,303	1,931,448
†Pinterest Class A	24,126	1,229,220
		3,160,668
Internet & Direct Marketing Retail–0.39%
†Chewy Class A	12,524	853,010
†Etsy	6,648	1,382,518
		2,235,528
IT Services–1.87%
Amdocs	34,312	2,597,761
†Cloudflare Class A	7,351	828,090
†EPAM Systems	3,007	1,715,433
†Euronet Worldwide	15,504	1,973,349
†Okta	7,329	1,739,465
†Square Class A	4,909	1,177,375

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Twilio Class A	1,914	$ 610,662
		10,642,135
Leisure Products–0.61%
†Peloton Interactive Class A	4,859	422,976
Polaris	25,649	3,069,159
		3,492,135
Life Sciences Tools & Services–1.25%
†10X Genomics Class A	5,370	781,765
Agilent Technologies	8,873	1,397,764
Bio-Techne	3,295	1,596,658
†Mettler-Toledo International	1,551	2,136,285
†Repligen	4,112	1,188,327
		7,100,799
Machinery–2.40%
Crane	7,946	753,360
Cummins	9,028	2,027,328
Graco	13,248	926,963
IMI	37,516	839,114
Oshkosh	34,460	3,527,670
PACCAR	45,493	3,590,307
Parker-Hannifin	7,130	1,993,691
		13,658,433
Media–1.15%
Fox Class B	177,162	6,576,253
		6,576,253
Multiline Retail–1.02%
†Dollar Tree	60,629	5,803,408
		5,803,408
Multi-Utilities–1.04%
NorthWestern	103,740	5,944,302
		5,944,302
Oil, Gas & Consumable Fuels–2.82%
ConocoPhillips	118,903	8,058,056
Devon Energy	149,236	5,299,371
Pioneer Natural Resources	16,263	2,707,952
		16,065,379
Paper & Forest Products–0.98%
Mondi	228,203	5,592,340
		5,592,340
Professional Services–0.85%
†CoStar Group	12,870	1,107,592
Jacobs Engineering Group	13,212	1,750,987
TransUnion	6,726	755,397
Verisk Analytics	6,137	1,229,057
		4,843,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.47%
Heartland Express	168,942	$ 2,706,451
		2,706,451
Semiconductors & Semiconductor Equipment–0.86%
†Enphase Energy	7,816	1,172,166
Marvell Technology	31,179	1,880,405
Skyworks Solutions	11,380	1,875,196
		4,927,767
Software–5.00%
†Atlassian Class A	5,138	2,011,116
†Autodesk	4,170	1,189,159
†Cadence Design Systems	23,456	3,552,177
CDK Global	62,371	2,653,886
†Coupa Software	3,141	688,444
†Datadog Class A	8,017	1,133,203
†DocuSign	9,131	2,350,593
†HubSpot	3,863	2,611,736
†Manhattan Associates	15,961	2,442,512
Open Text	84,495	4,118,286
†Palantir Technologies Class A	73,547	1,768,070
†Palo Alto Networks	8,363	4,005,877
		28,525,059
Specialty Retail–2.38%
Advance Auto Parts	39,015	8,149,843
†Burlington Stores	7,134	2,022,988
†Carvana	3,672	1,107,255
†Five Below	5,155	911,456
†Floor & Decor Holdings Class A	11,396	1,376,523
		13,568,065
Technology Hardware, Storage & Peripherals–0.93%
HP	194,784	5,329,290
		5,329,290
Textiles, Apparel & Luxury Goods–0.39%
†Lululemon Athletica	5,450	2,205,615
		2,205,615
Thrifts & Mortgage Finance–0.32%
Capitol Federal Financial	156,498	1,798,162
		1,798,162
Trading Companies & Distributors–1.56%
†Beacon Roofing Supply	33,071	1,579,471
MSC Industrial Direct Class A	75,421	6,048,010
WW Grainger	3,165	1,244,035
		8,871,516
Total Common Stock (Cost $431,974,316)		525,072,882

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–0.25%
iShares Russell Mid-Cap Value ETF	12,538	$ 1,419,929
Total Exchange-Traded Fund (Cost $1,467,182)		1,419,929
MONEY MARKET FUND–7.59%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	43,263,727	43,263,727
Total Money Market Fund (Cost $43,263,727)		43,263,727

TOTAL INVESTMENTS–99.97% (Cost $476,705,225)	569,756,538
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	196,614
NET ASSETS APPLICABLE TO 36,751,197 SHARES OUTSTANDING–100.00%	$569,953,152

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(590,523,552)	USD	5,391,481	12/30/21	$80,050	$—
BOA	JPY	21,664,154	USD	(195,453)	12/30/21	—	(596)
BOA	JPY	(28,095,290)	USD	251,055	12/30/21	—	(1,646)
CSI	EUR	(10,847,530)	USD	12,752,248	12/31/21	160,371	—
JPMC	GBP	(7,152,878)	USD	9,765,853	12/31/21	125,439	—
JPMC	GBP	215,838	USD	(295,840)	12/31/21	—	(4,940)
UBS	NOK	(22,294,724)	USD	2,581,115	12/30/21	32,746	—
Total Foreign Currency Exchange Contracts						$398,606	$(7,182)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
12	British Pound	$1,010,625	$1,026,463	12/13/21	$—	$(15,838)
12	Euro	1,740,000	1,766,833	12/13/21	—	(26,833)
11	Japanese Yen	1,234,887	1,242,991	12/13/21	—	(8,104)
					—	(50,775)
Equity Contracts:
30	E-mini S&P 500 Index	6,446,625	6,764,841	12/17/21	—	(318,216)
65	E-mini S&P MidCap 400 Index	17,115,800	17,573,860	12/17/21	—	(458,060)
36	Euro STOXX 50 Index	1,688,040	1,719,612	12/17/21	—	(31,572)
11	FTSE 100 Index	1,048,392	1,038,234	12/17/21	10,158	—
5	Nikkei 225 Index (OSE)	1,323,510	1,336,738	12/9/21	—	(13,228)
					10,158	(821,076)
Total Futures Contracts					$10,158	$(871,851)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,260,540	$4,586,196	$—	$11,846,736
Airlines	7,555,170	—	—	7,555,170
Auto Components	7,656,671	2,067,499	—	9,724,170
Automobiles	4,036,632	—	—	4,036,632
Banks	22,494,991	—	—	22,494,991
Beverages	737,026	—	—	737,026
Biotechnology	4,382,332	—	—	4,382,332
Building Products	3,693,013	—	—	3,693,013
Capital Markets	35,962,182	—	—	35,962,182
Chemicals	5,475,226	—	—	5,475,226
Commercial Services & Supplies	3,268,393	—	—	3,268,393
Communications Equipment	11,999,603	—	—	11,999,603
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Containers & Packaging	$15,969,694	$—	$—	$15,969,694
Electric Utilities	19,319,888	—	—	19,319,888
Electrical Equipment	21,733,549	—	—	21,733,549
Electronic Equipment, Instruments & Components	5,446,435	—	—	5,446,435
Energy Equipment & Services	4,170,418	—	—	4,170,418
Entertainment	3,650,136	—	—	3,650,136
Equity Real Estate Investment Trusts	23,568,767	—	—	23,568,767
Food & Staples Retailing	2,652,123	6,941,428	—	9,593,551
Food Products	17,032,715	3,096,677	—	20,129,392
Gas Utilities	5,859,248	—	—	5,859,248
Health Care Equipment & Supplies	30,715,911	—	—	30,715,911
Health Care Providers & Services	37,842,450	—	—	37,842,450
Health Care Technology	9,742,469	—	—	9,742,469
Hotels, Restaurants & Leisure	5,774,649	4,296,020	—	10,070,669
Household Products	4,148,683	—	—	4,148,683
Insurance	28,889,810	—	—	28,889,810
Interactive Media & Services	3,160,668	—	—	3,160,668
Internet & Direct Marketing Retail	2,235,528	—	—	2,235,528
IT Services	10,642,135	—	—	10,642,135
Leisure Products	3,492,135	—	—	3,492,135
Life Sciences Tools & Services	7,100,799	—	—	7,100,799
Machinery	13,658,433	—	—	13,658,433
Media	6,576,253	—	—	6,576,253
Multiline Retail	5,803,408	—	—	5,803,408
Multi-Utilities	5,944,302	—	—	5,944,302
Oil, Gas & Consumable Fuels	16,065,379	—	—	16,065,379
Paper & Forest Products	—	5,592,340	—	5,592,340
Professional Services	4,843,033	—	—	4,843,033
Road & Rail	2,706,451	—	—	2,706,451
Semiconductors & Semiconductor Equipment	4,927,767	—	—	4,927,767
Software	28,525,059	—	—	28,525,059
Specialty Retail	13,568,065	—	—	13,568,065
Technology Hardware, Storage & Peripherals	5,329,290	—	—	5,329,290
Textiles, Apparel & Luxury Goods	2,205,615	—	—	2,205,615
Thrifts & Mortgage Finance	1,798,162	—	—	1,798,162
Trading Companies & Distributors	8,871,516	—	—	8,871,516
Exchange-Traded Fund	1,419,929	—	—	1,419,929
Money Market Fund	43,263,727	—	—	43,263,727
Total Investments	$543,176,378	$26,580,160	$—	$569,756,538
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$398,606	$—	$398,606
Futures Contract	$10,158	$—	$—	$10,158
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,182)	$—	$(7,182)
Futures Contracts	$(871,851)	$—	$—	$(871,851)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP American Century Select Mid Cap Managed Volatility Fund–7